Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of components of income tax provision (benefit)

	December 31,
	2025	2024
Federal
Current	$—	$—
Deferred	(1,604,745)	—
State and Local
Current	—	—
Deferred	(741,028)	—
Change in valuation allowance	2,345,773	—
Income tax provision	$—	$—

Schedule of reconciliation of the effective income tax rate

	December 31,
	2025		2024
Statutory federal income tax rate	21.00%	$(2,052,583)	0.00%	$—
State taxes, net of federal expense	0.00%	—	0.00%	—
Loss on exchange of common stock for warrants	(3.74)%	365,400	0.00%	—
Fair value of common stock to be issued for contingent liability	(15.81)%	1,545,600	0.00%	—
Other permanent differences	(0.31)%	30,686	0.00%	—
Valuation allowance	(1.14)%	110,897	0.00%	—
Income tax provision expense/(benefit)	0.00%	$—	0.00%	$—

Schedule of components of deferred tax assets and liabilities

	December 31,
	2025	2024
Deferred tax asset
Net operating loss carryforward	$230,295	$—
Startup expenses	2,042,605	—
Section 163(j) - Interest	72,873	—
Total deferred tax assets	2,345,773	—
Less: valuation allowance	(2,345,773)	—
Deferred tax asset, net of valuation allowance	$—	$—